Distribution Date:	02/18/26	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2015-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Bond / Collateral Reconciliation - Balances	9				and lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	10-14
		Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22-23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690FAH6	1.433000%	55,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690FAJ2	2.739000%	66,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690FAK9	3.040000%	84,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690FAL7	3.046000%	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61690FAM5	3.306000%	318,826,000.00	45,720,553.04	92,800.99	125,960.12	0.00	0.00	218,761.11	45,627,752.05	85.78%	30.00%
A-S	61690FAP8	3.561000%	60,903,000.00	60,903,000.00	0.00	180,729.65	0.00	0.00	180,729.65	60,903,000.00	66.80%	24.50%
B	61690FAQ6	3.883000%	63,671,000.00	63,671,000.00	0.00	206,028.74	0.00	0.00	206,028.74	63,671,000.00	46.96%	18.75%
C	61690FAS2	3.972479%	51,214,000.00	51,214,000.00	0.00	169,538.78	0.00	0.00	169,538.78	51,214,000.00	31.00%	14.13%
D	61690FAB9	3.972479%	62,287,000.00	62,287,000.00	0.00	17,738.23	0.00	0.00	17,738.23	62,287,000.00	11.58%	8.50%
E	61690FAC7	3.972479%	26,299,000.00	26,299,000.00	0.00	0.00	0.00	0.00	0.00	26,299,000.00	3.39%	6.13%
F	61690FAD5	3.972479%	13,841,000.00	10,872,534.12	0.00	0.00	0.00	0.00	0.00	10,872,534.12	0.00%	4.88%
G	61690FAE3	3.972479%	17,994,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.25%
H	61690FAT0	3.972479%	35,989,016.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61690FAF0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690FAG8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,107,324,018.00	320,967,087.16	92,800.99	699,995.52	0.00	0.00	792,796.51	320,874,286.17

X-A	61690FAN3	0.520824%	836,029,000.00	106,623,553.04	0.00	46,276.74	0.00	0.00	46,276.74	106,530,752.05
X-B	61690FAA1	0.089479%	63,671,000.00	63,671,000.00	0.00	4,747.68	0.00	0.00	4,747.68	63,671,000.00
Notional SubTotal			899,700,000.00	170,294,553.04	0.00	51,024.42	0.00	0.00	51,024.42	170,201,752.05

Deal Distribution Total					92,800.99	751,019.94	0.00	0.00	843,820.93

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to the

	Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690FAH6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690FAJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690FAK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690FAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61690FAM5	143.40283741	0.29107096	0.39507481	0.00000000	0.00000000	0.00000000	0.00000000	0.68614577	143.11176645
A-S	61690FAP8	1,000.00000000	0.00000000	2.96749996	0.00000000	0.00000000	0.00000000	0.00000000	2.96749996	1,000.00000000
B	61690FAQ6	1,000.00000000	0.00000000	3.23583327	0.00000000	0.00000000	0.00000000	0.00000000	3.23583327	1,000.00000000
C	61690FAS2	1,000.00000000	0.00000000	3.31039911	0.00000000	0.00000000	0.00000000	0.00000000	3.31039911	1,000.00000000
D	61690FAB9	1,000.00000000	0.00000000	0.28478222	3.02561690	3.02561690	0.00000000	0.00000000	0.28478222	1,000.00000000
E	61690FAC7	1,000.00000000	0.00000000	0.00000000	3.31039925	11.94912240	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61690FAD5	785.53096742	0.00000000	0.00000000	2.60042121	21.07971606	0.00000000	0.00000000	0.00000000	785.53096742
G	61690FAE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
H	61690FAT0	0.00000000	0.00000000	0.00000000	0.00000000	136.18543613	0.00000000	0.00000000	0.00000000	0.00000000
V	61690FAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690FAG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690FAN3	127.53571113	0.00000000	0.05535303	0.00000000	0.00000000	0.00000000	0.00000000	0.05535303	127.42470901
X-B	61690FAA1	1,000.00000000	0.00000000	0.07456581	0.00000000	0.00000000	0.00000000	0.00000000	0.07456581	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/26 - 01/30/26	30	0.00	125,960.12	0.00	125,960.12	0.00	0.00	0.00	125,960.12	0.00
X-A	01/01/26 - 01/30/26	30	0.00	46,276.74	0.00	46,276.74	0.00	0.00	0.00	46,276.74	0.00
X-B	01/01/26 - 01/30/26	30	0.00	4,747.68	0.00	4,747.68	0.00	0.00	0.00	4,747.68	0.00
A-S	01/01/26 - 01/30/26	30	0.00	180,729.65	0.00	180,729.65	0.00	0.00	0.00	180,729.65	0.00
B	01/01/26 - 01/30/26	30	0.00	206,028.74	0.00	206,028.74	0.00	0.00	0.00	206,028.74	0.00
C	01/01/26 - 01/30/26	30	0.00	169,538.78	0.00	169,538.78	0.00	0.00	0.00	169,538.78	0.00
D	01/01/26 - 01/30/26	30	0.00	206,194.83	0.00	206,194.83	188,456.60	0.00	0.00	17,738.23	188,456.60
E	01/01/26 - 01/30/26	30	227,189.78	87,060.19	0.00	87,060.19	87,060.19	0.00	0.00	0.00	314,249.97
F	01/01/26 - 01/30/26	30	255,771.92	35,992.43	0.00	35,992.43	35,992.43	0.00	0.00	0.00	291,764.35
G	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H	N/A	N/A	4,901,179.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,901,179.84
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,384,141.54	1,062,529.16	0.00	1,062,529.16	311,509.22	0.00	0.00	751,019.94	5,695,650.76

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61690FAP8	3.561000%	60,903,000.00	60,903,000.00	0.00	180,729.65	0.00	0.00	180,729.65	60,903,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61690FAQ6	3.883000%	63,671,000.00	63,671,000.00	0.00	206,028.74	0.00	0.00	206,028.74	63,671,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61690FAS2	3.972479%	51,214,000.00	51,214,000.00	0.00	169,538.78	0.00	0.00	169,538.78	51,214,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			175,788,000.03	175,788,000.00	0.00	556,297.17	0.00	0.00	556,297.17	175,788,000.00

Exchangeable Certificate Details
PST	61690FAR4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PST	61690FAR4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	843,820.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,103,100.84	Master Servicing Fee	3,342.93
Interest Reductions due to Nonrecoverability Determination	(6,720.53)	Certificate Administrator Fee	785.00
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	138.19
ARD Interest	0.00	Trust Advisor Fee	884.62
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,096,380.31	Total Fees	5,360.75

Principal		Expenses/Reimbursements
Scheduled Principal	92,800.99	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	258,164.60
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	46,640.51
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	92,800.99	Total Expenses/Reimbursements	304,805.11

		Interest Reserve Deposit	35,194.50

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	751,019.94
Excess Liquidation Proceeds	0.00	Principal Distribution	92,800.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	843,820.93
Total Funds Collected	1,189,181.30	Total Funds Distributed	1,189,181.29

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	320,967,087.16	320,967,087.16	Beginning Certificate Balance	320,967,087.16
(-) Scheduled Principal Collections	92,800.99	92,800.99	(-) Principal Distributions	92,800.99
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	320,874,286.17	320,874,286.17	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	321,620,136.14	321,620,136.14	Ending Certificate Balance	320,874,286.17
Ending Actual Collateral Balance	321,496,928.80	321,496,928.80

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	186.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	186.00	0.00	Net WAC Rate	3.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	3	12,619,286.28	3.93%	(10)	4.2696	0.426977	1.30 or less	5	114,345,402.26	35.64%	(10)	4.2193	1.106070
10,000,001 to 20,000,000	2	23,940,603.24	7.46%	(12)	4.4921	1.182788	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	29,314,396.65	9.14%	(15)	3.1663	2.015300	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	2	77,214,487.26	24.06%	(11)	4.0191	1.706749
70,000,001 to 80,000,000	2	155,000,000.00	48.31%	(10)	4.0733	1.448742	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
80,000,000 or greater	1	100,000,000.00	31.16%	(11)	3.9500	1.986300	1.91 to 2.10	2	129,314,396.65	40.30%	(12)	3.7723	1.992874
Totals	9	320,874,286.17	100.00%	(11)	3.9910	1.608004	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 to 2.30	0	0.00	0.00%	0	0.0000	0.000000
							2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 to 4.10	0	0.00	0.00%	0	0.0000	0.000000
							4.11 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	9	320,874,286.17	100.00%	(11)	3.9910	1.608004
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Illinois	2	112,970,642.75	35.21%	(11)	4.0212	1.890568
							Lodging	2	87,970,642.75	27.42%	(11)	4.0950	1.623538
Maryland	1	8,497,076.77	2.65%	(10)	4.3200	0.192300
							Office	3	48,781,433.91	15.20%	(13)	3.6447	1.518596
New Jersey	1	10,969,960.49	3.42%	(11)	4.4000	1.218600
							Other	1	100,000,000.00	31.16%	(11)	3.9500	1.986300
New York	2	155,000,000.00	48.31%	(10)	4.0733	1.448742
							Retail	3	84,122,209.51	26.22%	(10)	4.1317	1.193908
Pennsylvania	2	4,122,209.51	1.28%	(11)	4.1657	0.910716
							Totals	9	320,874,286.17	100.00%	(11)	3.9910	1.608004
Washington, DC	1	29,314,396.65	9.14%	(15)	3.1663	2.015300

Totals	9	320,874,286.17	100.00%	(11)	3.9910	1.608004

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	1	29,314,396.65	9.14%	(15)	3.1663	2.015300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	1	100,000,000.00	31.16%	(11)	3.9500	1.986300	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	6	178,589,246.77	55.66%	(11)	4.1073	1.362406	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	1	12,970,642.75	4.04%	(12)	4.5700	1.152500	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	9	320,874,286.17	100.00%	(11)	3.9910	1.608004
	Totals	9	320,874,286.17	100.00%	(11)	3.9910	1.608004	Totals	9	320,874,286.17	100.00%	(11)	3.9910	1.608004
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	9	320,874,286.17	100.00%	(11)	3.9910	1.608004	Interest Only	4	284,314,396.65	88.61%	(11)	3.9364	1.696229
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	5	36,559,889.52	11.39%	(11)	4.4153	0.921907
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	320,874,286.17	100.00%	(11)	3.9910	1.608004	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	9	320,874,286.17	100.00%	(11)	3.9910	1.608004
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	7	307,689,838.42	95.89%	(11)	3.9747	1.620750			No outstanding loans in this group
	13 to 24 months	1	2,214,487.26	0.69%	(11)	4.2300	1.766000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	1	10,969,960.49	3.42%	(11)	4.4000	1.218600
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	320,874,286.17	100.00%	(11)	3.9910	1.608004
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	1443417	98	Chicago	IL	Actual/360	3.950%	340,138.89	0.00	0.00	03/05/25	03/05/45	--	100,000,000.00	100,000,000.00	09/05/25
2	1442224	RT	Port Chester	NY	Actual/360	4.130%	284,511.11	0.00	0.00	N/A	04/01/25	--	80,000,000.00	80,000,000.00	11/01/25
3	453000246	LO	New York	NY	Actual/360	4.013%	259,166.66	0.00	0.00	N/A	03/01/25	--	75,000,000.00	75,000,000.00	02/01/26
8	303591008	OF	Washington	DC	Actual/360	3.166%	79,927.60	0.00	0.00	N/A	11/04/24	11/04/27	29,314,396.65	29,314,396.65	02/04/26
13	303591013	LO	Alsip	IL	Actual/360	4.570%	51,173.41	33,117.34	0.00	N/A	02/01/25	--	13,003,760.09	12,970,642.75	02/01/26
21	695100450	OF	Mount Laurel	NJ	Actual/360	4.400%	41,671.70	28,434.83	0.00	N/A	03/06/25	--	10,998,395.32	10,969,960.49	04/06/25
33	303591033	OF	Laurel	MD	Actual/360	4.320%	31,691.45	22,129.60	0.00	N/A	04/01/25	--	8,519,206.37	8,497,076.77	07/01/25
71	300801215	RT	Canonsburg	PA	Actual/360	4.230%	8,099.49	9,119.22	0.00	N/A	03/01/25	--	2,223,606.48	2,214,487.26	02/01/25
76	300801210	RT	Lansdale	PA	Actual/360	4.091%	0.00	0.00	0.00	N/A	03/01/25	--	1,907,722.25	1,907,722.25	05/01/24
Totals							1,096,380.31	92,800.99	0.00				320,967,087.16	320,874,286.17
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,971,142.00	13,539,741.00	10/01/24	09/30/25	02/12/26	25,000,000.00	84,819.45	253,846.94	1,589,680.57	0.00	0.00
2	5,670,129.00	6,875,460.00	10/01/24	09/30/25	08/11/25	36,228,929.85	128,532.19	713,778.91	713,778.91	1,593,408.09	0.00
3	17,051,205.80	14,664,140.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	8,468,182.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,451,161.36	1,552,446.00	10/01/24	09/30/25	07/11/25	1,802,378.72	0.00	0.00	0.00	0.00	0.00
21	1,124,836.88	0.00	--	--	08/12/25	7,955,627.14	218,823.02	39,884.30	236,887.30	211,241.78	0.00
33	156,905.23	124,231.00	10/01/24	09/30/25	08/12/25	3,237,807.31	83,342.05	41,689.85	225,938.00	0.00	0.00
71	375,343.54	0.00	--	--	08/11/25	748,983.65	20,887.39	14,467.12	109,902.37	0.00	0.00
76	0.00	(10,407.00)	01/01/25	09/30/25	12/14/25	1,197,760.85	16,332.25	(25.63)	124,181.98	117,617.63	0.00
Totals	37,800,723.81	45,213,793.00				76,171,487.52	552,736.35	1,063,641.50	3,000,369.13	1,922,267.50	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	0	0.00	1	100,000,000.00	0	0.00	1	1,907,722.25	0	0.00	0	0.00	0	0.00	3.991001%	3.802821%	(11)
01/16/26	0	0.00	0	0.00	1	100,000,000.00	0	0.00	1	1,907,722.25	0	0.00	0	0.00	0	0.00	3.991127%	3.802922%	(10)
12/17/25	0	0.00	1	100,000,000.00	0	0.00	0	0.00	1	1,907,722.25	0	0.00	1	86,723.80	0	0.00	3.991252%	3.803022%	(9)
11/18/25	1	100,000,000.00	0	0.00	0	0.00	0	0.00	1	1,907,722.25	0	0.00	0	0.00	0	0.00	3.991159%	3.744580%	(8)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,907,722.25	0	0.00	1	598,879.55	0	0.00	3.991283%	3.822496%	(7)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,907,722.25	0	0.00	0	0.00	1	22,533,587.50	3.989878%	3.821323%	(6)
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,907,722.25	0	0.00	0	0.00	0	0.00	3.999759%	3.824788%	(5)
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	1,907,722.25	0	0.00	0	0.00	0	0.00	3.999887%	3.841275%	(4)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	237,535.34	4.003298%	3.847007%	(3)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.074923%	3.890531%	(8)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.081905%	3.900548%	(7)
03/17/25	1	8,740,105.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	80,323,988.64	4.128093%	4.034987%	(5)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	1443417	09/05/25	4	6	253,846.94	1,589,680.57	0.00	100,000,000.00	11/12/25	13
21	695100450	04/06/25	9	5	39,884.30	236,887.30	287,825.75	11,254,889.87	03/26/25	2
33	303591033	07/01/25	6	5	41,689.85	225,938.00	21,959.74	8,652,301.71	04/07/25	13
71	300801215	02/01/25	11	5	14,467.12	109,902.37	103,270.23	2,323,619.75	03/25/25	2
76	300801210	05/01/24	20	5	(25.63)	124,181.98	360,520.62	1,981,078.07	07/19/24	7			05/21/25
Totals					349,862.59	2,286,590.22	773,576.34	124,211,889.40
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		191,559,890	167,970,643	21,681,525		1,907,722
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		29,314,397	29,314,397	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		100,000,000	0	100,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	320,874,286	197,285,039	0	0	121,681,525	1,907,722
Jan-26	320,967,087	184,314,397	0	13,003,760	121,741,208	1,907,722
Dec-25	321,059,536	184,314,397	0	113,036,748	21,800,669	1,907,722
Nov-25	321,242,643	122,472,379	100,000,000	0	96,862,542	1,907,722
Oct-25	321,334,375	297,505,102	0	0	21,921,551	1,907,722
Sep-25	322,028,947	268,138,238	0	0	51,982,987	1,907,722
Aug-25	344,694,462	255,000,000	0	0	87,786,739	1,907,722
Jul-25	344,825,899	285,000,000	0	0	57,918,176	1,907,722
Jun-25	350,709,567	208,404,252	0	0	142,305,315	0
May-25	397,098,206	255,000,000	0	0	142,098,206	0
Apr-25	404,537,870	180,000,000	0	0	224,537,870	0
Mar-25	502,693,353	321,930,158	8,740,106	0	172,023,089	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	1443417	100,000,000.00	100,000,000.00	229,000,000.00	11/12/14	13,539,741.00	1.98630	09/30/25	03/05/45	I/O
2	1442224	80,000,000.00	80,000,000.00	80,000,000.00	06/20/25	6,875,460.00	1.20850	09/30/25	04/01/25	I/O
13	303591013	12,970,642.75	12,970,642.75	12,700,000.00	04/24/25	1,165,763.00	1.15250	09/30/25	02/01/25	227
21	695100450	10,969,960.49	11,254,889.87	3,000,000.00	05/29/25	1,025,218.88	1.21860	12/31/22	03/06/25	228
33	303591033	8,497,076.77	8,652,301.71	5,000,000.00	06/13/25	124,231.00	0.19230	09/30/25	04/01/25	229
71	300801215	2,214,487.26	2,323,619.75	1,800,000.00	05/08/25	364,917.54	1.76600	12/31/24	03/01/25	168
76	300801210	1,907,722.25	1,981,078.07	1,173,900.00	06/12/25	(10,407.00)	(0.08210)	09/30/25	03/01/25	168
Totals		216,559,889.52	217,182,532.15	332,673,900.00		23,084,924.42

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	1443417	98	IL	11/12/25	13

Loan transferred on 11/13/25 for Imminent Default. Borrower informed Lender that the leasehold tenant will no longer remit ground rent payments, with the October 2025 installment being the first payment missed. Collateral consists of the leased fee intere st situated beneath 300 South Riverside Plaza, a 23-story Class A office tower located in Chicago. At origination, a new 99-year ground lease was executed between Borrower and the leasehold owner of the building. Leasehold tenant has been in default on th eir loan since it matured in December 2022. Notice of Default was sent on 11/21/25. Loan was accelerated on 12/11/25. Local counsel has been retained to file for foreclosure and receivership. Lender will dual track the

	foreclosure process while discussing workout alternatives with Borrower.

2	1442224	RT	NY	04/07/25	13

The loan transferred SS for failure to payoff at maturity -4/1/25. Collateral is a 351,025 SF open-air retail center in Port Chester, NY, The property includes five buildings on a 7-acre site with structured parking and strong visibility.As of 9.30.25, t he property is ~77% leased and YTD 9mo NOI of $5.16MM. Borrower has executed the PNL and discussions continue with Lender on a modification. PILOT agreement has expired and was not renewed. Borrower submitted an unacceptable

	DPO proposal to Lender and has not provided a revision. Lender will dual track foreclosure with workout discussions.

13	303591013	LO	IL	03/25/25	13

Loan transferred to Special Servicer on 3/26/25 due to a Maturity Default. Loan matured on 2/1/25 and remained with the Master Servicer while Borrower attempted to refinance and pay the loan off. The Borrower was initially working with a

Lender to refinan ce, however, the deal fell through and Borrower was ultimately unable to pay the Loan off. Lender sent out a Notice of Default on 3/27/25. Counsel was retained and Lender is in discussions with Borrower on a Loan Forbearance and will dual trackenforcement actions. The collateral is a 193 key full service hotel that operates as a Doubletree by Hilton located in Chicago, Illinois. The hotel was built in 1972 and renovated in 2012/2013.

21	695100450	OF	NJ	03/26/25	2

Loan transferred to the Special Servicer on 3/28/2025 due to a 3/6/2025 Maturity Default. The collateral consists of a 76K SF, two-story, single-tenant office building in Mt. Laurel, NJ. The Property was built-to-suit in 2005 for its sole tenant, AAA.

AAA occupies 100% of the property under a NNN lease that commenced on 01-06-2006 and is set to expire on 01-31-2026. According to the 02/2024 inspection, AAA currently has all employees working remotely. A trigger period occurred on 10

-31-2024 (15months prio r to AAA's LXP). Updated financials were requested but not received as Borrower is unresponsive. NOI/DSCR/Occ: YE22 $1.12MM/1.34x/100%; No YE20/21. The Special Servicer will gather additional information and

	simultaneously discuss workoutstrategies deemed appropriate to achieve the highest net present value recovery.

33	303591033	OF	MD	04/07/25	13

Loan transferred to Special Servicer on 4/8/25 due to a Maturity Default. Loan matured on 4/1/25 and was not paid off due to Borrower not being able to secure viable refinancing options. Borrower submitted a DPO offer that Lender is moving forward with th at is supported by values. The DPO Agreement was executed on 1/21/2026 and Borrower submtted the first deposit pursuant to the agreement. The Property is 41% occupied by a single tenant, ASRC Federal Holding. A notice of

	default was sent on 4/10/25. Lende r will move forward with enforcement actions while having discussions with the Borrower.

71	300801215	RT	PA	03/25/25	2

The loan was not paid in full at maturity date (3/1/25). Notice of Default has been sent to the Borrower. As of 12/31/25, the Property is vacant with a NOI/DSCR of -129K/-0.62. Court has approved Lender motion to appoint a receiver on 9/15; the receiver is now in place. Judgment has become final. Legal counsel working on documents required to schedule the foreclosure sale, likely in early 2026. The Receiver continues to manage the properties.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
76	300801210	RT	PA	07/19/24	7

REO Title Date: 5/21/2025: The Collateral is a 11,180 sf, single-tenant retail property located in Lansdale, Montgomery County, PA (27 miles north of Philadelphia CBD). The property was built in 1998 and previously occupied by Rite-Aid . As of

1/30/26, i t is 100% vacant. Crossed with or is companion: N.A Deferred Maintenance/Repair Issues: Pending further evaluation. Leasing: Agent continues to market the site for lease. Marketing: The property is not currently being marketed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1442224	0.00	4.13000%	0.00	4.13000%	10	04/01/21	04/01/20	09/13/21
4	303591004	60,582,480.91	4.89000%	60,582,480.91	4.89000%	10	05/01/20	05/01/20	06/11/20
4	303591004	0.00	4.89000%	0.00	4.89000%	10	06/11/20	05/01/20	05/01/20
15	300801238	13,352,175.06	4.46400%	13,352,175.06	4.46400%	10	07/31/20	08/06/20	09/11/20
15	300801238	0.00	4.46400%	0.00	4.46400%	10	09/11/20	08/06/20	07/31/20
19	303591019	12,365,226.00	4.72000%	12,365,226.00	4.72000%	10	07/26/20	07/01/20	09/11/20
19	303591019	0.00	4.72000%	0.00	4.72000%	10	09/11/20	07/01/20	07/26/20
Totals		86,299,881.97		86,299,881.97
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	300801214	06/17/25	40,554,703.51	19,400,000.00	14,581,674.01	14,344,138.67	14,581,674.01	237,535.34	40,317,168.17	0.00	0.00	40,317,168.17	89.09%
11	300801234	09/17/25	22,574,494.74	35,200,000.00	23,299,017.86	348,982.22	23,299,017.86	22,950,035.64	0.00	0.00	0.00	0.00	0.00%
18	303591018	10/19/20	12,958,652.17	18,950,000.00	13,416,871.79	448,049.22	13,416,871.79	12,968,822.57	109.02	0.00	0.00	109.02	0.00%
23	303591024	06/15/18	13,049,755.97	4,100,000.00	4,188,425.12	2,442,840.21	4,188,425.12	1,745,584.91	11,304,171.06	0.00	530,307.42	10,773,863.64	81.15%
45	303591045	10/19/20	7,413,476.83	4,400,000.00	3,974,267.08	2,394,367.72	3,974,267.08	1,579,899.36	5,833,577.47	0.00	(15,182.50)	5,848,759.97	68.80%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			96,551,083.22	82,050,000.00	59,460,255.86	19,978,378.04	59,460,255.86	39,481,877.82	57,455,025.72	0.00	515,124.92	56,939,900.80

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	300801214	06/17/25	0.00	0.00	40,317,168.17	0.00	0.00	40,317,168.17	0.00	(3,145,898.26)	37,171,269.91
11	300801234	09/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	303591018	10/19/20	0.00	0.00	109.02	0.00	0.00	109.02	0.00	0.00	109.02
23	303591024	11/19/18	0.00	0.00	10,773,863.64	0.00	0.00	(95,596.60)	0.00	0.00	10,785,259.14
		10/17/18	0.00	0.00	10,880,855.74	0.00	0.00	11,395.50	0.00	0.00
		09/17/18	0.00	0.00	10,869,460.24	0.00	0.00	(6,710.82)	0.00	0.00
		08/17/18	0.00	0.00	10,876,171.06	0.00	0.00	(428,000.00)	0.00	0.00
		06/15/18	0.00	0.00	11,304,171.06	0.00	0.00	11,304,171.06	0.00	0.00
45	303591045	05/17/21	0.00	0.00	5,848,759.97	0.00	0.00	3,162.50	0.00	0.00	5,848,759.97
		01/15/21	0.00	0.00	5,845,597.47	0.00	0.00	12,020.00	0.00	0.00
		10/19/20	0.00	0.00	5,833,577.47	0.00	0.00	5,833,577.47	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	56,939,900.80	0.00	0.00	56,951,296.30	0.00	(3,145,898.26)	53,805,398.04

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	21,527.78	0.00	0.00	84,819.45	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	17,222.22	0.00	0.00	128,532.19	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	2,799.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	2,367.71	0.00	0.00	30,074.48	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	1,834.00	0.00	0.00	12,016.76	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	478.69	0.00	0.00	2,721.72	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	410.69	0.00	0.00	0.00	0.00	6,720.53	0.00	0.00	0.00	0.00
Total	0.00	0.00	46,640.51	0.00	0.00	258,164.60	0.00	6,720.53	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		311,525.64

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Supplemental Notes
None

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